Document and Entity Information	Nov. 19, 2025
Cover [Abstract]
Entity Registrant Name	SURMODICS INC
Amendment Flag	false
Entity Central Index Key	0000924717
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Nov. 19, 2025
Entity Incorporation State Country Code	MN
Entity File Number	0-23837
Entity Tax Identification Number	41-1356149
Entity Address, Address Line One	9924 West 74th Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	500-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.05 par value
Trading Symbol	SRDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false